Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Disclosure of Number and Weighted Average Exercise Prices of Share Options

	Amount of virtual stock	Grant value (i)	Amount of virtual stock (ii)	Fair value of shares (R$) (iii)	Fair value of shares (US$) (iii)
Grants on April 12, 2018	1,622,986	35.2	167,347	2.3	0.4
Grants on March 12, 2019	1,349,153	26.0	323,415	4.4	0.8
Grants on March 24, 2020	1,633,741	27.7	1,157,029	15.8	3.0
Grants on November 13, 2020	6,530,000	43.6	4,326,111	59.2	11.4
Grants on March 18, 2021	2,181,442	24.6	1,293,066	17.7	3.4
Grants on March 11, 2022	2,292,434	40.4	631,352	8.6	1.7
Grants on September 05, 2022	13,662,385	187.1	2,074,484	28.4	5.5
Grants on November 18, 2022	6,254,302	78.7	542,908	7.4	1.4

At December 31, 2022	35,526,443	463.3	10,515,712	143.8	27.6

	Amount of virtual stock	Grant value (i)	Amount of virtual stock (ii)	Fair value of shares (R$) (iii)	Fair value of shares (US$) (iii)
Grants on August 24, 2017	1,930,350	30.5	230,750	5.0	1.0
Grants on April 12, 2018	1,622,986	35.2	314,552	6.8	1.3
Grants on March 12, 2019	1,160,552	22.4	885,237	19.3	3.7
Grants on March 24, 2020	1,401,293	23.8	710,127	15.5	3.0
Grants on November 13, 2020	6,530,000	43.6	2,399,444	52.2	10.0
Grants on March 18, 2021	2,181,442	24.6	591,938	12.9	2.5

At December 31, 2021	14,826,623	180.1	5,132,048	111.7	21.5

(i)	Refers to the estimated fair value of total virtual shares to be granted in each grant date.
(ii)	Outstanding virtual shares until December 31, 2022 and December 31, 2021 considering the plan’s vesting period and less the virtual shares already paid to the beneficiaries.
(iii)
Fair value of virtual shares as of December 31, 2022 and December 31, 2021 considering the plan’s vesting period and fair value of Embraer’s shares in the market on each date based on the plan’s requirements.